UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22786

Multisector Income Portfolio

(formerly, Bond Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Multisector Income Portfolio

October 31, 2016

Portfolio of Investments

Corporate Bonds & Notes — 23.2%

Security		Principal Amount* (000’s omitted)	Value

Auto Manufacturers — 1.8%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	14,370	$11,171,394

			$11,171,394

Banks — 2.1%
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	11,300	$8,424,856
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	6,095	4,442,579

			$12,867,435

Chemicals — 0.3%
CF Industries, Inc., 4.95%, 6/1/43		1,895	$1,592,132

			$1,592,132

Commercial Services — 0.3%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,647,037

			$1,647,037

Computers — 1.5%
Seagate HDD Cayman, 4.875%, 6/1/27		10,231	$9,266,268

			$9,266,268

Diversified Financial Services — 2.7%
Jefferies Group, LLC, 6.50%, 1/20/43		8,300	$8,629,385
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)		8,570	8,079,925

			$16,709,310

Home Builders — 1.3%
MDC Holdings, Inc., 6.00%, 1/15/43		9,474	$8,431,860

			$8,431,860

Metal Fabricate & Hardware — 1.0%
Valmont Industries, Inc., 5.00%, 10/1/44		6,771	$6,355,200

			$6,355,200

Mining — 4.8%
Cliffs Natural Resources, Inc., 8.00%, 9/30/20(1)		6,432	$6,464,160
Freeport-McMoRan, Inc., 5.45%, 3/15/43		8,106	6,768,510
Southern Copper Corp., 5.25%, 11/8/42		6,935	6,601,995
Teck Resources, Ltd., 5.20%, 3/1/42		6,708	6,087,510

Security		Principal Amount* (000’s omitted)	Value

Mining (continued)
Teck Resources, Ltd., 5.40%, 2/1/43		4,723	$4,286,123

			$30,208,298

Miscellaneous Manufacturing — 1.5%
Trinity Industries, Inc., 4.55%, 10/1/24		9,556	$9,442,943

			$9,442,943

Oil & Gas — 4.0%
Continental Resources, Inc., 3.80%, 6/1/24		7,670	$7,094,750
Nabors Industries, Inc., 4.625%, 9/15/21		4,390	4,328,391
Nabors Industries, Inc., 5.10%, 9/15/23		1,505	1,502,450
Rowan Cos., Inc., 4.875%, 6/1/22		5,822	5,036,030
Rowan Cos., Inc., 5.40%, 12/1/42		9,894	6,727,920

			$24,689,541

Retail — 1.9%
JC Penney Corp., Inc., 6.375%, 10/15/36		3,000	$2,580,000
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		11,300	9,484,971

			$12,064,971

Total Corporate Bonds & Notes (identified cost $135,692,620)			$144,446,389

Foreign Corporate Bonds — 16.5%

Security		Principal Amount* (000’s omitted)	Value

Banks — 1.2%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(2)	AUD	9,450	$7,410,849

			$7,410,849

Electric — 1.0%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)		3,435	$3,495,112
Trinidad Generation UnLtd, 5.25%, 11/4/27(1)(3)		2,936	2,934,826

			$6,429,938

Miscellaneous Manufacturing — 1.2%
Bombardier, Inc., 7.45%, 5/1/34(1)		9,110	$7,606,850

			$7,606,850

21	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Oil & Gas — 8.3%
Ecopetrol SA, 5.875%, 5/28/45		12,733	$11,300,537
Ensco PLC, 5.20%, 3/15/25		17,277	14,151,591
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		16,011	3,402,270
Pacific Drilling SA, 5.375%, 6/1/20(1)		11,255	3,263,950
Pacific Exploration and Production Corp., 5.625%, 1/19/25(1)(4)		25,570	5,241,850
Petrobras Global Finance BV, 5.625%, 5/20/43		18,300	14,469,810

			$51,830,008

Retail — 1.3%
Signet UK Finance PLC, 4.70%, 6/15/24		8,340	$8,112,235

			$8,112,235

Telecommunications — 3.5%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$12,143,522
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22(1)(4)		35,100	9,564,750

			$21,708,272

Total Foreign Corporate Bonds (identified cost $159,385,614)			$103,098,152

Foreign Government Bonds — 21.4%

Security		Principal Amount* (000’s omitted)	Value

Australia — 2.3%
Queensland Treasury Corp., 5.50%, 6/21/21(2)	AUD	16,110	$14,108,375

			$14,108,375

Brazil — 2.3%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	48,370	$14,583,282

			$14,583,282

Canada — 7.0%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	23,685	$17,808,867
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	15,325	12,837,787
Canadian Government Bond, 0.75%, 3/1/21	CAD	17,415	13,050,408

			$43,697,062

Security		Principal Amount* (000’s omitted)	Value

Colombia — 0.3%
Titulos De Tesoreria B, 5.00%, 11/21/18	COP	5,100,000	$1,661,073

			$1,661,073

Ecuador — 1.0%
Republic of Ecuador, 7.95%, 6/20/24(1)		6,445	$6,106,637

			$6,106,637

Mexico — 1.8%
Mexican Bonos, 7.75%, 11/13/42	MXN	190,787	$11,328,858

			$11,328,858

Norway — 1.0%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,246,174

			$6,246,174

Supranational — 5.7%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	42,310,000	$3,288,769
Inter-American Development Bank, 7.20%, 11/14/17	IDR	140,030,000	10,782,997
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	10,340	7,601,664
International Finance Corp., 6.30%, 11/25/24	INR	420,000	6,514,177
International Finance Corp., 6.45%, 10/30/18	INR	500,500	7,534,348

			$35,721,955

Total Foreign Government Bonds (identified cost $138,900,326)			$133,453,416

Convertible Bonds — 6.2%

Security		Principal Amount (000’s omitted)	Value

Home Builders — 2.3%
CalAtlantic Group, Inc., 1.25%, 8/1/32		$13,940	$14,532,450

			$14,532,450

Machinery – Diversified — 1.6%
Chart Industries, Inc., 2.00%, 8/1/18		$10,455	$10,272,037

			$10,272,037

Oil & Gas — 1.4%
Ascent Resources - Utica, LLC/AEU Finance Corp., 3.50%, 3/1/21(1)(5)		$12,039	$1,556,102

22	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Oil & Gas (continued)
Permian Resources, LLC, 8.00%, 5/1/22(1)(5)	$10,580	$1,851,500
Whiting Petroleum Corp., 1.25%, 4/1/20	6,110	5,155,312

		$8,562,914

Telecommunications — 0.9%
Ciena Corp., 3.75%, 10/15/18(1)	$4,445	$5,300,663

		$5,300,663

Total Convertible Bonds (identified cost $54,556,344)		$38,668,064

Commercial Mortgage-Backed Securities — 5.1%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$815,180
Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	339,110
COMM Mortgage Trust
Series 2014-CR21, Class D, 3.918%, 12/10/47(1)(6)	5,900	4,757,787
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.56%, 9/15/47(1)(6)	1,780	1,446,054
Series 2014-C23, Class D, 3.959%, 9/15/47(1)(6)	7,500	6,173,236
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.135%, 7/15/50(1)(6)	5,150	4,158,337
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	3,386	2,475,896
Series 2015-C31, Class D, 3.852%, 11/15/48	4,900	3,624,024
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	8,400	5,960,312
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	2,975	1,879,951

Total Commercial Mortgage-Backed Securities (identified cost $31,458,013)		$31,629,887

Senior Floating-Rate Loans — 4.9%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.5%
DTZ U.S. Borrower, LLC, Term Loan, 4.25%, Maturing 11/4/21	$3,357	$3,356,503

		$3,356,503

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(8)
Education Management, LLC, Term Loan, 5.50%, Maturing 7/2/20	$233	$64,004
Education Management, LLC, Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing 7/2/20	435	23,930

		$87,934

Drugs — 1.4%
Horizon Pharma, Inc., Term Loan, 4.00%, Maturing 5/7/21	$3,335	$3,330,390
Mallinckrodt International Finance S.A., Term Loan, 3.34%, Maturing 3/19/21	1,678	1,677,175
Valeant Pharmaceuticals International, Inc., Term Loan, 5.00%, Maturing 2/13/19	3,399	3,398,697

		$8,406,262

Health Care — 0.5%
Community Health Systems, Inc., Term Loan, 3.75%, Maturing 12/31/19	$3,388	$3,230,765

		$3,230,765

Industrial Equipment — 1.1%
Gates Global, Inc., Term Loan, 4.25%, Maturing 7/6/21	$6,810	$6,717,199

		$6,717,199

Insurance — 0.5%
Asurion, LLC, Term Loan, 5.00%, Maturing 8/4/22	$3,334	$3,355,302

		$3,355,302

Leisure Goods / Activities / Movies — 0.3%
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.09%, Maturing 5/14/20	$1,701	$1,679,378

		$1,679,378

Retailers (Except Food and Drug) — 0.6%
Neiman Marcus Group, Inc. (The), Term Loan, 4.25%, Maturing 10/25/20	$3,534	$3,257,532
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	388	189,473

		$3,447,005

Total Senior Floating-Rate Loans (identified cost $31,084,122)		$30,280,348

23	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Common Stocks — 6.5%

Security	Shares	Value

Banks — 0.5%
Regions Financial Corp.	305,923	$3,276,435

		$3,276,435

Business Equipment and Services — 0.0%(8)
Education Management Corp.(9)(10)(11)	2,788,966	$1,952

		$1,952

Computers — 0.6%
International Business Machines Corp.	22,920	$3,522,575

		$3,522,575

Home Builders — 0.4%
Lennar Corp., Class A	56,512	$2,355,985

		$2,355,985

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	36,339	$3,032,853

		$3,032,853

Mining — 0.7%
Cliffs Natural Resources, Inc.(9)	535,592	$2,956,468
Freeport-McMoRan, Inc.	151,142	1,689,767

		$4,646,235

Miscellaneous Manufacturing — 0.3%
Ingersoll-Rand PLC	24,650	$1,658,699

		$1,658,699

Oil & Gas — 1.8%
California Resources Corp.(9)	1,146	$11,758
Chevron Corp.	34,592	3,623,512
Kinder Morgan, Inc.	111,857	2,285,239
Royal Dutch Shell PLC, Class B, ADR	105,550	5,521,320

		$11,441,829

Real Estate Investment Trusts (REITs) — 0.6%
VEREIT, Inc.	419,646	$3,944,672

		$3,944,672

Retail — 0.2%
Signet Jewelers, Ltd.	12,300	$999,498

		$999,498

Security	Shares	Value

Semiconductors — 0.6%
Intel Corp.	103,965	$3,625,260

		$3,625,260

Telecommunications — 0.3%
Corning, Inc.	88,391	$2,007,360

		$2,007,360

Total Common Stocks (identified cost $46,248,190)		$40,513,353

Convertible Preferred Stocks — 3.9%

Security	Shares	Value

Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(9)(10)(11)	3,103	$869

		$869

Oil & Gas — 2.6%
Chesapeake Energy Corp., 5.75%	32,965	$16,276,469

		$16,276,469

Real Estate Investment Trusts (REITs) — 1.3%
iStar, Inc., Series J, 4.50%	157,195	$7,919,484

		$7,919,484

Total Convertible Preferred Stocks (identified cost $42,008,255)		$24,196,822

Short-Term Investments — 11.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(12)	70,055,331	$70,069,342

Total Short-Term Investments (identified cost $70,056,594)		$70,069,342

Total Investments — 98.9% (identified cost $709,390,078)		$616,355,773

Other Assets, Less Liabilities — 1.1%		$6,893,208

Net Assets — 100.0%		$623,248,981

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

24	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2016

Portfolio of Investments — continued

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $126,809,881 or 20.3% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $21,519,224 or 3.5% of the Portfolio’s net assets.

(3)	When-issued security.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2016.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	Amount is less than 0.05%.

(9)	Non-income producing security.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

Abbreviations:

ADR	–	American Depositary Receipt
PIK	–	Payment In Kind

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
COP	–	Colombian Peso

IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	61.4%	$382,835,033
Canada	9.9	61,677,545
Brazil	6.7	42,020,112
Supranational	5.7	35,721,955
Mexico	4.3	26,967,492
Australia	3.5	21,519,224
Colombia	2.9	18,203,460
Peru	1.1	6,601,995
Norway	1.0	6,246,174
Ecuador	1.0	6,106,637
Netherlands	0.9	5,521,320
Trinidad and Tobago	0.5	2,934,826

Total Investments	98.9%	$616,355,773

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	71.5%	$445,415,794
Canadian Dollar	7.0	43,697,062
Australian Dollar	5.2	32,690,618
New Zealand Dollar	4.3	26,715,273
Mexican Peso	3.8	23,472,380
Brazilian Real	2.3	14,583,282
Indonesian Rupiah	2.3	14,071,766
Indian Rupee	2.2	14,048,525
Colombian Peso	0.3	1,661,073

Total Investments	98.9%	$616,355,773

25	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $639,333,484)	$546,286,431
Affiliated investment, at value (identified cost, $70,056,594)	70,069,342
Cash	993,074
Foreign currency, at value (identified cost, $186)	185
Dividends receivable	45,359
Interest receivable	8,225,331
Receivable for investments sold	2,651,823
Tax reclaims receivable	222,847
Total assets	$628,494,392

Liabilities
Payable for investments purchased	$1,843,687
Payable for when-issued securities	2,886,675
Payable to affiliates:
Investment adviser fee	294,929
Trustees’ fees	2,938
Accrued foreign capital gains taxes	18,075
Accrued expenses	199,107
Total liabilities	$5,245,411
Net Assets applicable to investors’ interest in Portfolio	$623,248,981

Sources of Net Assets
Investors’ capital	$716,303,391
Net unrealized depreciation	(93,054,410)
Total	$623,248,981

26	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2016

Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest and other income (net of foreign taxes, $10,819)	$38,050,194
Dividends	3,326,672
Interest allocated from/dividends from affiliated investment	252,844
Expenses allocated from affiliated investment	(6,127)
Total investment income	$41,623,583

Expenses
Investment adviser fee	$3,955,323
Trustees’ fees and expenses	36,128
Custodian fee	206,096
Legal and accounting services	91,156
Miscellaneous	20,514
Total expenses	$4,309,217

Net investment income	$37,314,366

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(179,778,301)
Investment transactions in/allocated from affiliated investment	3,775
Foreign currency transactions	(352,192)
Net realized loss	$(180,126,718)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $18,075)	$172,603,453
Investments — affiliated investment	12,748
Foreign currency	197,795
Net change in unrealized appreciation (depreciation)	$172,813,996

Net realized and unrealized loss	$(7,312,722)

Net increase in net assets from operations	$30,001,644

27	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2016

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$37,314,366	$78,829,431
Net realized loss from investment and foreign currency transactions	(180,126,718)	(22,391,002)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	172,813,996	(270,088,885)
Net increase (decrease) in net assets from operations	$30,001,644	$(213,650,456)
Capital transactions —
Contributions	$22,371,417	$247,548,026
Withdrawals	(589,773,410)	(683,425,279)
Net decrease in net assets from capital transactions	$(567,401,993)	$(435,877,253)

Net decrease in net assets	$(537,400,349)	$(649,527,709)

Net Assets
At beginning of year	$1,160,649,330	$1,810,177,039
At end of year	$623,248,981	$1,160,649,330

28	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2016

Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2013(1)
Ratios/Supplemental Data	2016	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.60%	0.58%	0.59%	0.65	%(3)
Net investment income	5.20%	4.49%	3.38%	3.53	%(3)
Portfolio Turnover	74%	45%	46%	40	%(4)

Total Return	10.17%	(11.99)%	9.07%	7.99	%(4)

Net assets, end of year (000’s omitted)	$623,249	$1,160,649	$1,810,177	$172,561

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	Not annualized.

29	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Multisector Income Portfolio (formerly, Bond Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Multisector Income Fund (formerly, Eaton Vance Bond Fund) held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

30

Multisector Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, 0.53% from $1 billion up to $2.5 billion, 0.51% from $2.5 billion up to $5 billion and 0.50% of average daily net assets of $5 billion or more, and is payable monthly. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $3,955,323 or 0.55% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $498,597,904 and $1,037,127,246, respectively, for the year ended October 31, 2016.

31

Multisector Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$713,593,340

Gross unrealized appreciation	$18,733,929
Gross unrealized depreciation	(115,971,496)

Net unrealized depreciation	$(97,237,567)

The net unrealized depreciation on foreign currency and accrued foreign capital gains taxes at October 31, 2016 on a federal income tax basis was $20,105.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Multisector Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$144,446,389	$—	$144,446,389
Foreign Corporate Bonds	—	103,098,152	—	103,098,152
Foreign Government Bonds	—	133,453,416	—	133,453,416
Convertible Bonds	—	38,668,064	—	38,668,064
Commercial Mortgage-Backed Securities	—	31,629,887	—	31,629,887
Senior Floating-Rate Loans	—	30,280,348	—	30,280,348
Common Stocks	40,511,401	—	1,952	40,513,353
Convertible Preferred Stocks	—	24,195,953	869	24,196,822
Short-Term Investments	—	70,069,342	—	70,069,342

Total Investments	$40,511,401	$575,841,551	$2,821	$616,355,773

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2016 is not presented. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

8  Name Change

Effective July 18, 2016, the name of Multisector Income Portfolio was changed from Bond Portfolio.

33

Multisector Income Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Multisector Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Multisector Income Portfolio (formerly, Bond Portfolio) (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2016, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Multisector Income Portfolio as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 16, 2016

34

Eaton Vance

Multisector Income Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Multisector Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

35

Eaton Vance

Multisector Income Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

36

Eaton Vance

Multisector Income Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Kathleen C. Gaffney 1961	President of the Portfolio	2013	Vice President of EVM and BMR. Formerly, vice president and portfolio manager at Loomis, Sayles & Company (for more than five years).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Multisector Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Multisector Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

13991    10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such period.

Fiscal Years Ended	10/31/15	10/31/16
Audit Fees	$57,700	$57,375
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$18,011	$17,686
All Other Fees(3)	$0	$0

Total	$75,711	$75,061

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the Series.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$18,011	$17,686
Eaton Vance	$46,000	$56,434

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multisector Income Portfolio

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	December 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 16, 2016

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	December 16, 2016